Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic	$ 260			$ 217						$ 418	$ 378
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic												$ 764	$ 1,084	$ (27)
Weighted Average Number of Shares Outstanding, Basic	290			301						291	308	302	324	329
Income (Loss) from Continuing Operations, Per Basic Share												$ 2.53	$ 3.34	$ (0.08)
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Diluted												$ 764	$ 1,084	$ (27)
Weighted Average Number of Shares Outstanding, Diluted	292			303						294	311	305	327	329
Net income (loss) from continuing operations per share												$ 2.50	$ 3.32	$ (0.08)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount												1	1	2
Earnings Per Share, Basic	$ 0.90	$ 0.76	$ 0.55	$ 0.72	$ 0.51	$ 2.29	$ 0.49	$ 0.46	$ 0.14	$ 1.43	$ 1.22	$ 2.53	$ 3.34	$ 1.03
Net Income (Loss) Available to Common Stockholders, Diluted	$ 260			$ 217						$ 418	$ 378
Earnings Per Share, Diluted	$ 0.89	$ 0.75	$ 0.54	$ 0.71	$ 0.51	$ 2.27	$ 0.49	$ 0.46	$ 0.14	$ 1.42	$ 1.21	$ 2.50	$ 3.32	$ 1.03